Fair value of financial instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair value of financial instruments
Schedule of fair value measurements on a recurring basis

The following table sets forth our financial assets and liabilities, subject to fair value measurements on a recurring basis, by level within the fair value hierarchy (in thousands):

	As of September 30, 2025				As of December 31, 2024
Description	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liabilities	$167	$—	$167	$—	$361	$—	$361	$—
Total	$167	$—	$167	$—	$361	$—	$361	$—

The following table sets forth our financial assets and liabilities, subject to fair value measurements on a recurring basis, by level within the fair value hierarchy (in thousands):

	As of December 31, 2024				As of December 31, 2023
Description	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liabilities	$361	$—	$361	$—	$658	$—	$658	$—
Total	$361	$—	$361	$—	$658	$—	$658	$—